WESMARK FUNDS

                          5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7010

                             March 17, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE: WesMark Funds (the "Registrant")
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Government Bond Fund
(formerly WesMark Bond Fund)
WesMark West Virginia Municipal Bond Fund

            1933 Act File No. 333-16157
            1940 Act File No. 811-07925

Dear Sir or Madam:

      Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Registrant's currently effective Registration Statement.

      As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 60 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add new Prospectus and
Statement of Additional Information disclosure on the investment strategies of the WesMark Bond Fund and WesMark Balanced Fund. Also, the WesMark Bond Fund has changed its name from the WesMark Bond Fund to the WesMark Government Bond Fund.

      This   Registrant   may  be   marketed   through   banks,   savings
associations or credit unions.


      Pursuant to Investment Company Act Release No. 13,768, the Registrant respectfully requests selective review of the above-listed disclosure. Per our conversation of this date, we respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

      The Registrant further represents that all other disclosure has been previously filed and reviewed by the Staff and that any changes thereto are immaterial.

      In connection with the review of this filing by Staff of the Securities and Exchange Commission, the Registrant acknowledges the Staff's view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      If you have any questions on the enclosed material, please contact me at (412) 288-6812.

                                                Very truly yours,


                                                /s/ Diane J. Palmer
                                                Diane J. Palmer
                                                Paralegal


Enclosures